ALLSTATE LIFE INSURANCE COMPANY
                         LAW AND REGULATION DEPARTMENT
                         3100 Sanders Road , Suite J5B
                        Northbrook, Illinois 60062-7154



CHARLES M. SMITH, JR.                          Writer's Direct Dial 847 402-1790
Assistant Counsel                                        Facsimile: 847 402-3781

                                                                     May 6, 2004


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Allstate Financial Advisors Separate Account I ("Registrant") Post-Effective Amendment No. 2 ("Amendment") to
              Form N-4 Registration Statement ("Registration Statement") File Nos. 333-102295 and 811-09327; CIK No. 0001085612

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

         (1) the form of prospectuses and statements of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

         (2) Registrant electronically filed the text of the Amendment with the Commission.

                                                        Very truly yours,


                                                        /s/ Charles M. Smith Jr.
                                                        Charles M. Smith